Offerings	Sep. 12, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.250% Senior Notes due 2027
Amount Registered | shares	1,250,000,000
Maximum Aggregate Offering Price	$ 1,249,550,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 184,433.58
Offering Note	(1) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), ONEOK, Inc. (the "Company") initially deferred payment of all registration fees for the Registration Statement on Form S-3ASR (Registration No. 333-272782), filed on June 20, 2023. This filing fee exhibit is in connection with a final prospectus supplement dated September 10, 2024, filed by the Company with the SEC pursuant to Rule 424(b) of the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.400% Senior Notes due 2029
Amount Registered | shares	600,000,000
Maximum Aggregate Offering Price	$ 599,364,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 88,466.13
Offering Note	(1) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), ONEOK, Inc. (the "Company") initially deferred payment of all registration fees for the Registration Statement on Form S-3ASR (Registration No. 333-272782), filed on June 20, 2023. This filing fee exhibit is in connection with a final prospectus supplement dated September 10, 2024, filed by the Company with the SEC pursuant to Rule 424(b) of the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.750% Senior Notes due 2031
Amount Registered | shares	1,250,000,000
Maximum Aggregate Offering Price	$ 1,244,550,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 183,695.58
Offering Note	(1) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), ONEOK, Inc. (the "Company") initially deferred payment of all registration fees for the Registration Statement on Form S-3ASR (Registration No. 333-272782), filed on June 20, 2023. This filing fee exhibit is in connection with a final prospectus supplement dated September 10, 2024, filed by the Company with the SEC pursuant to Rule 424(b) of the Securities Act.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.050% Senior Notes due 2034
Amount Registered | shares	1,600,000,000
Maximum Aggregate Offering Price	$ 1,594,864,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 235,401.93
Offering Note	(1) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), ONEOK, Inc. (the "Company") initially deferred payment of all registration fees for the Registration Statement on Form S-3ASR (Registration No. 333-272782), filed on June 20, 2023. This filing fee exhibit is in connection with a final prospectus supplement dated September 10, 2024, filed by the Company with the SEC pursuant to Rule 424(b) of the Securities Act.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.700% Senior Notes due 2054
Amount Registered | shares	1,500,000,000
Maximum Aggregate Offering Price	$ 1,495,785,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 220,777.87
Offering Note	(1) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), ONEOK, Inc. (the "Company") initially deferred payment of all registration fees for the Registration Statement on Form S-3ASR (Registration No. 333-272782), filed on June 20, 2023. This filing fee exhibit is in connection with a final prospectus supplement dated September 10, 2024, filed by the Company with the SEC pursuant to Rule 424(b) of the Securities Act.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.850% Senior Notes due 2064
Amount Registered | shares	800,000,000
Maximum Aggregate Offering Price	$ 797,584,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 117,723.40
Offering Note	(1) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), ONEOK, Inc. (the "Company") initially deferred payment of all registration fees for the Registration Statement on Form S-3ASR (Registration No. 333-272782), filed on June 20, 2023. This filing fee exhibit is in connection with a final prospectus supplement dated September 10, 2024, filed by the Company with the SEC pursuant to Rule 424(b) of the Securities Act.